UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   March 31, 2009
                                                    ------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:      GLENHILL ADVISORS, LLC
              ----------------------------------------
     Address:   598 MADISON AVENUE, 12TH FLOOR
              ----------------------------------------
                NEW YORK, NEW YORK 10022
              ----------------------------------------


     Form 13F File Number: 028-10461
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York         May 15, 2009
     ----------------------       --------------------     -----------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                 2
                                                 -----------------

     Form 13F Information Table Entry Total:           119
                                                 -----------------

     Form 13F Information Table Value Total:         519,778
                                                 -----------------
                                                    (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ------------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ------------------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2           COLUMN 3    COLUMN 4  COLUMN 5           COLUMN 6     COLUMN 7      COLUMN 8
--------                           --------           --------    --------  --------           --------     --------      --------
Name of Issuer                     Title of           CUSIP       Value    Shares or Sh/ Put/  Investment  Other  Voting Authority
Issuer                             Class                        (x$1000)   Prn Amt  Prn call  Discretion  Managers Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------

1-800-Flowers.Com Inc-Cl A          CL A              68243Q 10 6   2,979  1,439,354  Sh       Shared-Defined   01  Sole
1-800-Flowers.Com Inc-Cl A          CL A              68243Q 10 6   1,537    742,360  Sh       Shared-Defined   02  Sole
AC Moore Arts & Crafts Inc          COM               00086T 10 3   1,290    682,329  Sh       Shared-Defined   01  Sole
AC Moore Arts & Crafts Inc          COM               00086T 10 3   2,030  1,074,071  Sh       Shared-Defined   02  Sole
Activision Blizzard Inc             COM               00507V 10 9   5,014    479,325  Sh       Shared-Defined   01  Sole
Activision Blizzard Inc             COM               00507V 10 9   3,616    345,675  Sh       Shared-Defined   02  Sole
April 09 Puts On JBHT US            PUT               445658 95 7       9        224  Sh  Put  Shared-Defined   01  Sole
April 09 Puts On JBHT US            PUT               445658 95 7       6        162  Sh  Put  Shared-Defined   02  Sole
Arvinmeritor Inc                    COM               043353 10 1   1,896  2,399,531  Sh       Shared-Defined   01  Sole
Arvinmeritor Inc                    COM               043353 10 1   1,367  1,730,469  Sh       Shared-Defined   02  Sole
Casual Male Retail Group Inc        COM               148711 10 4   1,366  2,786,967  Sh       Shared-Defined   01  Sole
Casual Male Retail Group Inc        COM               148711 10 4     349    713,123  Sh       Shared-Defined   02  Sole
CKE Restaurants Inc                 COM               12561E 10 5     470     56,007  Sh       Shared-Defined   01  Sole
CKE Restaurants Inc                 COM               12561E 10 5     341     40,544  Sh       Shared-Defined   02  Sole
Collective Brands Inc               COM               19421W 10 0  21,865  2,244,843  Sh       Shared-Defined   01  Sole
Collective Brands Inc               COM               19421W 10 0  14,704  1,509,657  Sh       Shared-Defined   02  Sole
Data Domain Inc                     COM               23767P 10 9     365     29,050  Sh       Shared-Defined   01  Sole
Data Domain Inc                     COM               23767P 10 9     263     20,950  Sh       Shared-Defined   02  Sole
Design Within Reach Inc             COM               250557 10 5     902  1,670,973  Sh       Shared-Defined   01  Sole
Design Within Reach Inc             COM               250557 10 5     440    815,625  Sh       Shared-Defined   02  Sole
Dover Saddlery Inc                  COM               260412 10 1     908    533,929  Sh       Shared-Defined   01  Sole
Dover Saddlery Inc                  COM               260412 10 1     655    385,054  Sh       Shared-Defined   02  Sole
eBay Inc.                           COM               278642 10 3      70      5,605  Sh       Shared-Defined   01  Sole
eBay Inc.                           COM               278642 10 3      51      4,058  Sh       Shared-Defined   02  Sole
Echostar Corp-A                     CL A              278768 10 6     206     13,924  Sh       Shared-Defined   01  Sole
Echostar Corp-A                     CL A              278768 10 6     150     10,081  Sh       Shared-Defined   02  Sole
Epicor Software Corp                COM               29426L 10 8     135     35,362  Sh       Shared-Defined   01  Sole
Epicor Software Corp                COM               29426L 10 8      98     25,599  Sh       Shared-Defined   02  Sole
FBR Capital Markets Corp            COM               30247C 30 1       4      1,135  Sh       Shared-Defined   01  Sole
FBR Capital Markets Corp            COM               30247C 30 1       3        821  Sh       Shared-Defined   02  Sole
Flow Intl Corp                      COM               343468 10 4   1,695  1,046,439  Sh       Shared-Defined   01  Sole
Flow Intl Corp                      COM               343468 10 4     472    291,319  Sh       Shared-Defined   02  Sole
Gildan Activewear Inc               COM               375916 10 3   5,621    693,982  Sh       Shared-Defined   01  Sole
Gildan Activewear Inc               COM               375916 10 3   4,056    500,751  Sh       Shared-Defined   02  Sole
Guess? Inc                          COM               401617 10 5   5,511    261,449  Sh       Shared-Defined   01  Sole
Guess? Inc                          COM               401617 10 5   3,975    188,551  Sh       Shared-Defined   02  Sole
HLTH Corp                           COM               40422Y 10 1     320     30,936  Sh       Shared-Defined   01  Sole
HLTH Corp                           COM               40422Y 10 1     232     22,384  Sh       Shared-Defined   02  Sole
Holly Corp                          COM PAR $0.01     435758 30 5   7,698    363,126  Sh       Shared-Defined   01  Sole
Holly Corp                          COM PAR $0.01     435758 30 5   5,552    261,874  Sh       Shared-Defined   02  Sole
Hypercom Corp                       COM               44913M 10 5     239    249,286  Sh       Shared-Defined   01  Sole
Hypercom Corp                       COM               44913M 10 5     173    180,460  Sh       Shared-Defined   02  Sole
J Crew Group Inc                    COM               46612H 40 2     766     58,100  Sh       Shared-Defined   01  Sole
J Crew Group Inc                    COM               46612H 40 2     552     41,900  Sh       Shared-Defined   02  Sole
Jarden Corp                         COM               471109 10 8  10,674    842,450  Sh       Shared-Defined   01  Sole
Jarden Corp                         COM               471109 10 8   7,698    607,550  Sh       Shared-Defined   02  Sole
July 09 Calls On WYE US             CALL              983024 90 0   2,975      2,324  Sh  Call Shared-Defined   01  Sole
July 09 Calls On WYE US             CALL              983024 90 0   2,145      1,676  Sh  Call Shared-Defined   02  Sole
L-1 Identity Solutions Inc          COM               50212A 10 6     445     87,150  Sh       Shared-Defined   01  Sole
L-1 Identity Solutions Inc          COM               50212A 10 6     321     62,850  Sh       Shared-Defined   02  Sole
Leap Wireless Intl Inc              COM               521863 30 8     554     15,875  Sh       Shared-Defined   01  Sole
Leap Wireless Intl Inc              COM               521863 30 8     401     11,492  Sh       Shared-Defined   02  Sole
Liberty Acquisition Hol-Cw13        *W EXP 12/12/201  53015Y 11 5     392  1,452,500  Sh       Shared-Defined   01  Sole
Liberty Acquisition Hol-Cw13        *W EXP 12/12/201  53015Y 11 5     283  1,047,500  Sh       Shared-Defined   02  Sole
Liberty Acquisition Holdings        COM               53015Y 10 7  25,506  2,905,000  Sh       Shared-Defined   01  Sole
Liberty Acquisition Holdings        COM               53015Y 10 7  18,394  2,095,000  Sh       Shared-Defined   02  Sole
Liberty Global Inc-Series C         COM SER C         530555 30 9  22,772  1,611,603  Sh       Shared-Defined   01  Sole
Liberty Global Inc-Series C         COM SER C         530555 30 9  16,422  1,162,241  Sh       Shared-Defined   02  Sole
Lionbridge Technologies Inc         COM               536252 10 9   3,458  3,528,427  Sh       Shared-Defined   01  Sole
Lionbridge Technologies Inc         COM               536252 10 9   1,959  1,998,816  Sh       Shared-Defined   02  Sole
Lodgenet Interactive Corp           COM               540211 10 9     205    129,186  Sh       Shared-Defined   01  Sole
Lodgenet Interactive Corp           COM               540211 10 9     892    560,814  Sh       Shared-Defined   02  Sole
Magellan Midstream Holdings         COM LP INTS       55907R 10 8   6,609    377,650  Sh       Shared-Defined   01  Sole
Maiden Holdings Ltd                 SHS               G5753U 11 2   1,637    366,109  Sh       Shared-Defined   01  Sole
Maiden Holdings Ltd                 SHS               G5753U 11 2   1,185    265,078  Sh       Shared-Defined   02  Sole
Merge Healthcare Inc                COM               589499 10 2   2,212  1,626,800  Sh       Shared-Defined   01  Sole
Merge Healthcare Inc                COM               589499 10 2   1,595  1,173,200  Sh       Shared-Defined   02  Sole
MetroPCS Communications Inc         COM               591708 10 2     301     17,611  Sh       Shared-Defined   01  Sole
MetroPCS Communications Inc         COM               591708 10 2     218     12,751  Sh       Shared-Defined   02  Sole
Monster Worldwide Inc               COM               611742 10 7   4,980    611,013  Sh       Shared-Defined   01  Sole
Monster Worldwide Inc               COM               611742 10 7   3,297    404,587  Sh       Shared-Defined   02  Sole
MSC.Software Corp                   COM               553531 10 4     246     43,656  Sh       Shared-Defined   01  Sole
MSC.Software Corp                   COM               553531 10 4     178     31,590  Sh       Shared-Defined   02  Sole
Nalco Holding Co                    COM               62985Q 10 1   9,467    724,294  Sh       Shared-Defined   01  Sole
Nalco Holding Co                    COM               62985Q 10 1   6,544    500,706  Sh       Shared-Defined   02  Sole
NBTY Inc                            COM               628782 10 4     166     11,777  Sh       Shared-Defined   01  Sole
NBTY Inc                            COM               628782 10 4     120      8,526  Sh       Shared-Defined   02  Sole
NII Holdings Inc                    CL B              62913F 20 1   6,188    412,511  Sh       Shared-Defined   01  Sole
NII Holdings Inc                    CL B              62913F 20 1   4,462    297,489  Sh       Shared-Defined   02  Sole
NMT Medical Inc                     COM               629294 10 9     581    726,195  Sh       Shared-Defined   01  Sole
NMT Medical Inc                     COM               629294 10 9     375    468,805  Sh       Shared-Defined   02  Sole
NRDC Acquisition Corp               COM               62941R 10 2  14,010  1,467,025  Sh       Shared-Defined   01  Sole
NRDC Acquisition Corp               COM               62941R 10 2  10,104  1,057,975  Sh       Shared-Defined   02  Sole
NRDC Acquisition Corp-Cw11          *W EXP 10/17/201  62941R 11 0     249  1,467,025  Sh       Shared-Defined   01  Sole
NRDC Acquisition Corp-Cw11          *W EXP 10/17/201  62941R 11 0     180  1,057,975  Sh       Shared-Defined   02  Sole
Nustar Energy LP                    UNIT COM          67058H 10 2  25,085    544,015  Sh       Shared-Defined   01  Sole
ONEOK Inc                           COM               682680 10 3  14,330    633,226  Sh       Shared-Defined   01  Sole
ONEOK Inc                           COM               682680 10 3  10,337    456,774  Sh       Shared-Defined   02  Sole
Oracle Corp                         COM               68389X 10 5  30,971  1,713,949  Sh       Shared-Defined   01  Sole
Oracle Corp                         COM               68389X 10 5  22,335  1,236,051  Sh       Shared-Defined   02  Sole
Pep Boys-Manny Moe & Jack           COM               713278 10 9  12,939  2,934,050  Sh       Shared-Defined   01  Sole
Pep Boys-Manny Moe & Jack           COM               713278 10 9   9,331  2,115,950  Sh       Shared-Defined   02  Sole
Pfizer Inc                          COM               717081 10 3   1,187     87,150  Sh       Shared-Defined   01  Sole
Pfizer Inc                          COM               717081 10 3     856     62,850  Sh       Shared-Defined   02  Sole
PHI Inc-Non Voting                  COM NON VTG       69336T 20 5     159     15,903  Sh       Shared-Defined   01  Sole
PHI Inc-Non Voting                  COM NON VTG       69336T 20 5     115     11,515  Sh       Shared-Defined   02  Sole
Plains All Amer Pipeline LP         UNIT LTD PARTN    726503 10 5   1,068     29,050  Sh       Shared-Defined   01  Sole
Powershares DB Agriculture Fund     DB AGRICULT FD    73936B 40 8   6,901    281,783  Sh       Shared-Defined   01  Sole
Powershares DB Agriculture Fund     DB AGRICULT FD    73936B 40 8   4,977    203,217  Sh       Shared-Defined   02  Sole
Puradyn Filter Technologies         COM               746091 10 7     570  2,192,582  Sh       Shared-Defined   01  Sole
Puradyn Filter Technologies         COM               746091 10 7     411  1,581,226  Sh       Shared-Defined   02  Sole
Qualcomm Inc                        COM               747525 10 3  21,590    554,858  Sh       Shared-Defined   01  Sole
Qualcomm Inc                        COM               747525 10 3  15,570    400,142  Sh       Shared-Defined   02  Sole
Sapient Corporation                 COM               803062 10 8   4,386    981,239  Sh       Shared-Defined   01  Sole
Sapient Corporation                 COM               803062 10 8   3,166    708,257  Sh       Shared-Defined   02  Sole
Schwab (Charles) Corp               COM               808513 10 5   8,105    522,900  Sh       Shared-Defined   01  Sole
Schwab (Charles) Corp               COM               808513 10 5   5,845    377,100  Sh       Shared-Defined   02  Sole
Seagate Technology                  SHS               G7945J 10 4     101     16,815  Sh       Shared-Defined   01  Sole
Seagate Technology                  SHS               G7945J 10 4      73     12,173  Sh       Shared-Defined   02  Sole
Skyworks Solutions Inc              COM               83088M 10 2   8,897  1,103,900  Sh       Shared-Defined   01  Sole
Skyworks Solutions Inc              COM               83088M 10 2   6,417    796,100  Sh       Shared-Defined   02  Sole
Sunpower Corp-Class A               COM CL A          867652 10 9   3,178    133,630  Sh       Shared-Defined   01  Sole
Sunpower Corp-Class A               COM CL A          867652 10 9   2,292     96,370  Sh       Shared-Defined   02  Sole
Sunpower Corp-Class B               COM CL B          867652 30 7     212     10,731  Sh       Shared-Defined   01  Sole
Sunpower Corp-Class B               COM CL B          867652 30 7     154      7,769  Sh       Shared-Defined   02  Sole
WebMD Health Corp-Class A           CL A              94770V 10 2     821     36,827  Sh       Shared-Defined   01  Sole
Webmd Health Corp-Class A           CL A              94770V 10 2     594     26,659  Sh       Shared-Defined   02  Sole
Wyeth                               COM               983024 10 0   3,751     87,150  Sh       Shared-Defined   01  Sole
Wyeth                               COM               983024 10 0   2,705     62,850  Sh       Shared-Defined   02  Sole